Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Right-of-use assets (note (a))	Leasehold improvements	Fixtures and furniture	Office and lab equipment	Computer equipment	Motor vehicles	Manufacturing equipment	Total
Cost:
At January 1, 2023	$14,070	$7,477	$37	$15,687	$519	$365	$—	$38,155
Additions	197	54	6	286	—	—	—	543
Disposals	(2,061)	(1,159)	(28)	(4,926)	(82)	(57)	—	(8,313)
Written off	(1,938)	(851)	(4)	(1,864)	(221)	(312)	—	(5,190)
Exchange differences	847	356	34	(314)	3	12	—	938
At December 31, 2023 and January 1, 2024	11,115	5,877	45	8,869	219	8	—	26,133
Additions	3,094	375	91	484	5	—	51	4,100
Additions from acquisition (note 34(B)(III))	2,511	25	2	556	43	—	—	3,137
Disposals	(162)	(2)	—	(1,921)	—	(8)	—	(2,093)
Written off	(1,681)	(210)	(53)	(950)	(45)	—	—	(2,939)
Exchange differences	(722)	(420)	(19)	(262)	(2)	—	—	(1,425)
At December 31, 2024	$14,155	$5,645	$66	$6,776	$220	$—	$51	$26,913
Accumulated depreciation:
At January 1, 2023	$8,319	$4,997	$22	$11,176	$321	$216	$—	$25,051
Charge for the year	2,786	1,283	8	1,681	70	51	—	5,879
Eliminated on disposal	(371)	(1,123)	(26)	(4,539)	(50)	(48)	—	(6,157)
Written off	(1,938)	(576)	(4)	(1,915)	(204)	(222)	—	(4,859)
Exchange differences	263	243	15	(91)	3	8	—	441
At December 31, 2023 and January 1, 2024	9,059	4,824	15	6,312	140	5	—	20,355
Charge for the year	2,052	795	1	1,119	39	—	10	4,016
Eliminated on disposal	(128)	(1)	—	(1,878)	—	(6)	—	(2,013)
Written off	(1,681)	(149)	(20)	(531)	—	—	—	(2,381)
Exchange differences	(266)	(366)	62	(304)	(2)	1	—	(875)
At December 31, 2024	$9,036	$5,103	$58	$4,718	$177	$—	$10	$19,102
Carrying amounts:
At January 1, 2023	$5,751	$2,480	$15	$4,511	$198	$149	$—	$13,104
At December 31, 2023	$2,056	$1,053	$30	$2,557	$79	$3	$—	$5,778
At December 31, 2024	$5,119	$542	$8	$2,058	$43	$—	$41	$7,811
(a)Right-of-use assets
The analysis of the carrying amount of right-of-use assets by class of underlying asset is as follows:

	Note	2024	2023
Properties leased for own use, carried at depreciated cost	(i)	$5,101	$2,024
Office equipment, carried at depreciated cost	(ii)	18	32
		$5,119	$2,056
The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2024	2023	2022
Depreciation charge of right-of-use assets by class of underlying asset:
- Properties leased for own use	$2,038	$2,772	$2,040
- Office equipment	14	14	47
	$2,052	$2,786	$2,087
Interest on lease liabilities (notes 8(a) and 10(c))	$203	$242	$244
Expense relating to short-term leases or leases of low-value assets	366	137	832
During the years ended December 31, 2024, 2023 and 2022, additions to right-of-use assets of $3,094, $197 and $834, respectively, are mainly resulted from the capitalized lease payment payable under new tenancy agreements.
Details of the maturity analysis of lease liabilities are set out in note 24.
(i)Properties leased for own use
The Group has obtained the right to use some properties as its warehouses and offices through tenancy agreements. The leases typically run for an initial period of 2 to 5 years (2023: 2 to 10 years) with only fixed lease payments. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Some leases include an option to renew the lease for an additional period after the end of the contract term. Where practicable, the Group seeks to include such extension options exercisable by the Group to provide operational flexibility. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options, and reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. If the Group is not reasonably certain to exercise the extension options, the future lease payments during the extension periods are not included in the measurement of lease liabilities. The potential exposure to future lease payments in relation to such leases are assessed as insignificant.
(ii)Office equipment
The Group leases office equipment under a lease expiring in 5 years. The lease does not include an option to renew the lease or purchase the leased equipment at the end of the lease term at a price deemed to be a bargain purchase option. The lease does not include variable lease payments.
(b)Amounts recognized in consolidated statement of cash flows
Amounts included in the consolidated statement of cash flows for leases comprise the following:

	2024	2023	2022
Within operating cash flows	$(366)	$(137)	$(832)
Within financing cash flows	(2,766)	(3,476)	(2,122)
	$(3,132)	$(3,613)	$(2,954)